Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended
	Jan. 31, 2026	Feb. 28, 2026
Subsequent Event [Line Items]
New warrants of shares exercised	103,950
Pre Funded Warrants [Member]
Subsequent Event [Line Items]
New warrants of shares exercised	290,859
Total amount of warrants exercised (in Dollars)	$ 3,637
Warrant exercise price (in Dollars per share)	$ 0.0001
January 2024 [Member]
Subsequent Event [Line Items]
Warrants outstanding	1,181,191
February 2026 [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares		79,302
Net of issuance cost (in Dollars)		$ 364
January 2026 [Member]
Subsequent Event [Line Items]
New warrants of shares exercised	103,950
August 2024 [Member]
Subsequent Event [Line Items]
Total amount of warrants exercised (in Dollars)	$ 468
Total issuance of ordinary shares	1,007,616
Warrants exercise ordinary shares	716,757